Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		18 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash Flow from operating activities
Net Income (Loss)	$ 13	$ 10	$ 29,994
Net cash provided by operating activities	13	10	29,994
Cash flows from investing activities		0	0
Cash flows from financing activities
Proceeds from loan payable		0	0
Proceeds from sale of common stock	5		31,215
Net cash provided by financing activities	5	5,985	0
Increase (decrease) in cash
Cash, beginning at the period	7,215	1,225
Cash, end at the period	$ 7,207	$ 7,200	$ 7,207